Income Taxes - Summary of Unrecognized Tax Benefits (Excluding Interest and Penalties and Related Tax Carryforwards) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Income Taxes [Line Items]
Balance, beginning of year	$ 10,401	$ 144,923
Gross increases related to current year tax positions	1,166	262
Settlements		(134,190)
Lapse in statute of limitation	(598)	(545)
Foreign exchange and other	(182)	(49)
Balance, end of year	$ 10,787	$ 10,401